Basis of Presentati	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Presentati

Note 1 - Basis of Presentation

The condensed consolidated financial statements included herein have been prepared by SharpLink, Inc. and Subsidiary (the “Company,” “SharpLink,” “we,” or “our”), pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of the Company, the foregoing statements contain all adjustments, consisting only of normal recurring adjustments necessary to present fairly the financial position of the Company as of June 30, 2021 and December 31, 2020, its results of operations for the six months ended June 30, 2021 and 2020, and cash flows for the six months ended June 30, 2021 and 2020. The condensed consolidated balance sheet as of December 31, 2020, has been derived from the audited consolidated financial statements as of that date. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts therein. Due to the inherent uncertainty involved in making estimates, actual results in future periods may differ from the estimates.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted pursuant to rules and regulations of the SEC. Accordingly, the condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statement presentation. It is suggested that these condensed consolidated financial statements be read in conjunction with the consolidated financial statements and the notes thereto for the year ended December 31, 2020, which are included in SharpLink Gaming Ltd.’s (formerly Mer Telemangement Solutions Ltd.) Form 6-K filed with the SEC on June 16, 2021.